091-02285

For Internal Use Only
Sec File No. 9-

RECEIVED
2007 NOV 16 PM 11:35
SEC / MR

Submit 1 Original
and 9 copies

OMB APPROVAL
OMB Number: 3235-0504
[redacted]

07082507

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINTON, D.C. 20549
AMENDED FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I — Initial Listing Report

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:

International Securities Exchange, LLC

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):

State Street Global Advisors

3. Class of New Derivative Securities Product:

Investment Company Unit

4. Name of Underlying Instrument:

SPDR DJ Global Titans Index, SPDR MSCI ACWI ex-US Index, SPDR Russell/Nomura PRIME Japan Index, SPDR Russell/Nomura Small Cap Japan Index, SPDR S&P BRIC 40 Index, SPDR S&P China Index, SPDR S&P Emerging Asia Pacific Index, SPDR S&P Emerging Europe Index, SPDR S&P Emerging Latin America Index, SPDR S&P Emerging Markets Index, SPDR S&P Emerging Middle East & Africa Index, SPDR S&P International Small Cap Index, SPDR S&P World ex-US Index, DJ Euro STOXX 50 ETF, DJ STOXX 50 ETF

PROCESSED

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-based:

The 15 indexes referred to in Item 4 above are all Broad-Based

DEC 10 2007

6. Ticker Symbol(s) of New Derivative Securities Product:

DGT, CWI, JPP, JSC, BIK, GXC, GMF, GUR, GML, GMM, GAF, GWX, GWL, FEZ, FEU

THOMSON
FINANCIAL

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

DGT: US, UK, Switzerland, France, Japan; CWI: UK, Japan, France, Canada, Germany; JPP: Japan; JSC: Japan; BIK: China, Brazil, Russia, India; GXC: China; GMF: China, Taiwan, India, Malaysia, Indonesia; GUR: Russia, Poland, Turkey, Hungary, Czech Republic; GML: Brazil, Mexico, Chile, Peru, Luxembourg; GMM: China, Brazil, Russia, Taiwan, South Africa; GAF: South Africa, Israel, Eqypt, Morocco, Jordan; GWX: Japan, UK, Canada, Australia, Korea; GWL: UK, Japan, France, Germany, Canada; FEZ: France, Germany, Spain, Italy, Netherlands; FEU: UK, France, Germany, Switzerland, Spain (Please note, underlying components may trade on additional exchanges in countries/regions not mentioned here.)

8. Settlement Methodology of New Derivative Securities Product:

T+3, Physical Settlement

9. Position Limits of New Derivative Securities Product (if applicable):

Not Applicable

Part II — Execution

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:	**Michael J. Simon**
Title:	**General Counsel and Secretary**
Telephone Number:	**212-897-0230**
Manual Signature of Official Responsible for Form:	
Date:	16-Nov-07

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	NOV 16 2007

END